DEBT - D&O Insurance premium financing & Libertas settlement and termination agreement (Details)	Jul. 15, 2025 USD ($) M	Sep. 30, 2025 USD ($)	Sep. 25, 2025 USD ($)	Sep. 24, 2025 USD ($) shares
Debt Instrument [Line Items]
Accrued insurance	$ 434,500
Payment Of Insurance Premium	108,625
Insurance premium financing
Debt Instrument [Line Items]
Principal amount	$ 325,875
Interest rate	8.39%
Periodic payment, number of installments | M	9
Periodic payments	$ 37,485.87
Outstanding		$ 255,000
Libertas - Sale of Future Receipts
Debt Instrument [Line Items]
Remaining principal portion of debt payable			$ 3,100,000	$ 3,100,000
Redemption of shares | shares				1,557,796